Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

November 30, 2018

Dates Covered
Collections Period	11/01/18 - 11/30/18
Interest Accrual Period	11/15/18 - 12/16/18
30/360 Days	30
Actual/360 Days	32
Distribution Date	12/17/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/18	262,260,738.59	19,249
Yield Supplement Overcollateralization Amount 10/31/18	7,183,799.25	0
Receivables Balance 10/31/18	269,444,537.84	19,249
Principal Payments	12,128,049.22	393
Defaulted Receivables	798,185.64	45
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/18	6,665,173.05	0
Pool Balance at 11/30/18	249,853,129.93	18,811

Pool Statistics	$ Amount	# of Accounts
Pool Factor	27.93%
Prepayment ABS Speed	1.29%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	5,823,399.71	329
Past Due 61-90 days	1,890,609.34	109
Past Due 91-120 days	446,487.97	29
Past Due 121+ days	0.00	0
Total	8,160,497.02	467

Total 31+ Delinquent as % Ending Pool Balance	3.27%
Total 61+ Delinquent as % Ending Pool Balance	0.94%
Delinquency Trigger Occurred	NO

Recoveries	558,302.45
Aggregate Net Losses/(Gains) - November 2018	239,883.19
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.07%
Prior Net Losses Ratio	1.47%
Second Prior Net Losses Ratio	1.11%
Third Prior Net Losses Ratio	1.36%
Four Month Average	1.25%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.15%

Overcollateralization Target Amount	11,243,390.85
Actual Overcollateralization	11,243,390.85
Weighted Average APR	3.83%
Weighted Average APR, Yield Adjusted	5.71%
Weighted Average Remaining Term	36.01

Flow of Funds	$ Amount

Collections	13,544,891.79
Investment Earnings on Cash Accounts	58,053.69
Servicing Fee	(224,537.11)
Transfer to Collection Account	0.00
Available Funds	13,378,408.37

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	354,052.78
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	605,875.42
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	11,243,390.85
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9)(a) Supplemental Reserve Amount	558,185.25
(9)(b) Distribution to Certificateholders	616,904.07

Total Distributions of Available Funds	13,378,408.37

Servicing Fee	224,537.11
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 11/15/18	250,459,005.35
Principal Paid	11,849,266.27
Note Balance @ 12/17/18	238,609,739.08

Class A-1
Note Balance @ 11/15/18	0.00
Principal Paid	0.00
Note Balance @ 12/17/18	0.00
Note Factor @ 12/17/18	0.0000000%

Class A-2
Note Balance @ 11/15/18	0.00
Principal Paid	0.00
Note Balance @ 12/17/18	0.00
Note Factor @ 12/17/18	0.0000000%

Class A-3
Note Balance @ 11/15/18	157,629,005.35
Principal Paid	11,849,266.27
Note Balance @ 12/17/18	145,779,739.08
Note Factor @ 12/17/18	55.6411218%

Class A-4
Note Balance @ 11/15/18	74,800,000.00
Principal Paid	0.00
Note Balance @ 12/17/18	74,800,000.00
Note Factor @ 12/17/18	100.0000000%

Class B
Note Balance @ 11/15/18	18,030,000.00
Principal Paid	0.00
Note Balance @ 12/17/18	18,030,000.00
Note Factor @ 12/17/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	354,052.78
Total Principal Paid	11,849,266.27
Total Paid	12,203,319.05

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.77000%
Interest Paid	232,502.78
Principal Paid	11,849,266.27
Total Paid to A-3 Holders	12,081,769.05

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4122501
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.7969869
Total Distribution Amount	14.2092370

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.8874152
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	45.2262071
Total A-3 Distribution Amount	46.1136223

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	51.13
Noteholders' Principal Distributable Amount	948.87

Account Balances	$ Amount

Reserve Account
Balance as of 11/15/18	21,638,308.88
Investment Earnings	36,273.21
Investment Earnings Paid	(36,273.21)
Deposit/(Withdrawal)	558,185.25
Balance as of 12/17/18	22,196,494.13
Change	558,185.25

Total Reserve Amount	22,196,494.13